INITIAL PUBLIC OFFERING (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)				6 Months Ended	12 Months Ended
	Feb. 10, 2022	Feb. 09, 2022	Jan. 13, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 08, 2024
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			101,000,000
Shares issued, price per share			$ 10.10				$ 11.23
Proceeds from issuance initial public offering						$ 99,429,074
Deferred underwriting commissions				$ 3,555,674	$ 3,555,674	$ 3,555,674
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering			10,000,000
Shares issued, price per share			$ 10.00
Proceeds from issuance initial public offering			$ 100,000,000
Payments of stock issuance costs			6,917,226
Deferred underwriting commissions			$ 3,500,000
Sale of stock description			Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination.	In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00)	In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Deferred underwriting commissions			$ 3,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period initial public offering	159,069	159,069
Shares issued, price per share	$ 10.00
Proceeds from issuance initial public offering	$ 1,590,690	$ 1,590,690